Employee Benefits - Expected Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2020	$ 233
2021	254
2022	267
2023	294
2024	306
2025-2029	1,811
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2020	7
2021	6
2022	6
2023	6
2024	5
2025-2029	19
Medicare Part D Subsidy [Member]
Defined Benefit Plan Disclosure [Line Items]
2020	1
2021	1
2022	1
2023	1
2024	1
2025-2029	$ 2